NON-WHOLLY OWNED SUBSIDIARIES - Summarized Statement of Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Nov. 16, 2021	Jun. 07, 2021	Dec. 07, 2020
Disclosure of subsidiaries [line items]
Revenues	$ 14,427	$ 11,537	$ 8,885
Net income (loss) attributable to partnership	407	1,093	394
U.K. regulated distribution operation
Disclosure of subsidiaries [line items]
Revenues	572	569	488
Attributable to non-controlling interest, net income (loss)	19	34	11
Attributable to non-controlling interest, other comprehensive income (loss)	(20)	6	42
Net income (loss) attributable to partnership	75	138	46
Attributable to unitholders, other comprehensive income (loss)	(78)	26	167
Brazilian regulated gas transmission operation
Disclosure of subsidiaries [line items]
Revenues	1,314	1,074	942
Attributable to non-controlling interest, net income (loss)	506	361	309
Attributable to non-controlling interest, other comprehensive income (loss)	(2)	(87)	(399)
Net income (loss) attributable to partnership	225	150	116
Attributable to unitholders, other comprehensive income (loss)	(1)	(31)	(152)
Colombian natural gas distribution operation
Disclosure of subsidiaries [line items]
Revenues	901	862
Attributable to non-controlling interest, net income (loss)	47	34
Attributable to non-controlling interest, other comprehensive income (loss)	(23)	(101)
Net income (loss) attributable to partnership	10	8
Attributable to unitholders, other comprehensive income (loss)	(4)	(24)
Brazil electricity transmission operation
Disclosure of subsidiaries [line items]
Revenues	224	90
Attributable to non-controlling interest, net income (loss)	67	22
Attributable to non-controlling interest, other comprehensive income (loss)	29	(6)
Net income (loss) attributable to partnership	21	10
Attributable to unitholders, other comprehensive income (loss)	22	(2)
North American residential infrastructure business
Disclosure of subsidiaries [line items]
Revenues	1,695	1,444
Attributable to non-controlling interest, net income (loss)	89	75
Attributable to non-controlling interest, other comprehensive income (loss)	23	43
Net income (loss) attributable to partnership	36	32
Attributable to unitholders, other comprehensive income (loss)	9	18
Indian gas transmission operation
Disclosure of subsidiaries [line items]
Revenues	337
Attributable to non-controlling interest, net income (loss)	51
Attributable to non-controlling interest, other comprehensive income (loss)	(56)
Net income (loss) attributable to partnership	14
Attributable to unitholders, other comprehensive income (loss)	(15)
UK residential infrastructure business
Disclosure of subsidiaries [line items]
Revenues	84	2
Attributable to non-controlling interest, net income (loss)	(4)	0
Attributable to non-controlling interest, other comprehensive income (loss)	(11)	0
Net income (loss) attributable to partnership	(1)	0
Attributable to unitholders, other comprehensive income (loss)	(2)	0
European residential infrastructure business
Disclosure of subsidiaries [line items]
Revenues	106	89
Attributable to non-controlling interest, net income (loss)	(15)	(6)
Attributable to non-controlling interest, other comprehensive income (loss)	(7)	(8)
Net income (loss) attributable to partnership	(2)	(1)
Attributable to unitholders, other comprehensive income (loss)	(1)	(1)
North American rail operation
Disclosure of subsidiaries [line items]
Revenues	2,253	2,157	1,974
Attributable to non-controlling interest, net income (loss)	196	208	86
Attributable to non-controlling interest, other comprehensive income (loss)	202	131	(153)
Net income (loss) attributable to partnership	23	24	11
Attributable to unitholders, other comprehensive income (loss)	21	13	(16)
U.K. ports operation
Disclosure of subsidiaries [line items]
Revenues	272	274
Attributable to non-controlling interest, net income (loss)	6	17
Attributable to non-controlling interest, other comprehensive income (loss)	(15)	6
Net income (loss) attributable to partnership	8	24
Attributable to unitholders, other comprehensive income (loss)	(21)	9
Australian port operation
Disclosure of subsidiaries [line items]
Revenues	458
Attributable to non-controlling interest, net income (loss)	(27)
Attributable to non-controlling interest, other comprehensive income (loss)	(21)
Net income (loss) attributable to partnership	(10)
Attributable to unitholders, other comprehensive income (loss)	(8)
Peruvian toll roads
Disclosure of subsidiaries [line items]
Revenues	111	96	81
Attributable to non-controlling interest, net income (loss)	15	6	7
Attributable to non-controlling interest, other comprehensive income (loss)	28	(57)	(54)
Net income (loss) attributable to partnership	3	1	1
Attributable to unitholders, other comprehensive income (loss)	6	(11)	(11)
Indian toll roads
Disclosure of subsidiaries [line items]
Revenues	143	117	111
Attributable to non-controlling interest, net income (loss)	1	(25)	(24)
Attributable to non-controlling interest, other comprehensive income (loss)	(22)	(6)	(4)
Net income (loss) attributable to partnership	4	(9)	(8)
Attributable to unitholders, other comprehensive income (loss)	(11)	(3)	(2)
North American gas storage operation
Disclosure of subsidiaries [line items]
Revenues	246	371	143
Attributable to non-controlling interest, net income (loss)	64	95	(10)
Attributable to non-controlling interest, other comprehensive income (loss)	43	36	10
Net income (loss) attributable to partnership	45	65	(7)
Attributable to unitholders, other comprehensive income (loss)	38	22	6
Canadian diversified midstream operation
Disclosure of subsidiaries [line items]
Revenues	3,150	906
Attributable to non-controlling interest, net income (loss)	115	59
Attributable to non-controlling interest, other comprehensive income (loss)	(163)	38
Net income (loss) attributable to partnership	160	65
Attributable to unitholders, other comprehensive income (loss)	(239)	30
North American data center operation
Disclosure of subsidiaries [line items]
Revenues	221	249	273
Attributable to non-controlling interest, net income (loss)	(75)	(33)	(32)
Attributable to non-controlling interest, other comprehensive income (loss)	28	13	(10)
Net income (loss) attributable to partnership	(30)	(13)	(13)
Attributable to unitholders, other comprehensive income (loss)	11	5	(4)
Australian data center operation
Disclosure of subsidiaries [line items]
Revenues	22	23	24
Attributable to non-controlling interest, net income (loss)	3	3	4
Attributable to non-controlling interest, other comprehensive income (loss)	(9)	(8)	12
Net income (loss) attributable to partnership	2	1	1
Attributable to unitholders, other comprehensive income (loss)	(4)	(3)	5
U.K. telecom towers operation
Disclosure of subsidiaries [line items]
Revenues	57	59
Attributable to non-controlling interest, net income (loss)	(5)	(19)
Attributable to non-controlling interest, other comprehensive income (loss)	(18)	(1)
Net income (loss) attributable to partnership	(2)	(6)
Attributable to unitholders, other comprehensive income (loss)	(5)	0
Indian Telecom Towers Operation
Disclosure of subsidiaries [line items]
Revenues	1,398
Attributable to non-controlling interest, net income (loss)	(7)
Attributable to non-controlling interest, other comprehensive income (loss)	(201)
Net income (loss) attributable to partnership	2
Attributable to unitholders, other comprehensive income (loss)	(41)
U.S. fiber business
Disclosure of subsidiaries [line items]
Revenues	0
Attributable to non-controlling interest, net income (loss)	(4)
Attributable to non-controlling interest, other comprehensive income (loss)	0
Net income (loss) attributable to partnership	(1)
Attributable to unitholders, other comprehensive income (loss)	0
Holding LP and other
Disclosure of subsidiaries [line items]
Revenues	6	5
Attributable to non-controlling interest, net income (loss)	(106)	742
Attributable to non-controlling interest, other comprehensive income (loss)	0	0
Net income (loss) attributable to partnership	(244)	450
Attributable to unitholders, other comprehensive income (loss)	$ 300	194
Canadian district energy operation
Disclosure of subsidiaries [line items]
Revenues		72	127
Attributable to non-controlling interest, net income (loss)		9	5
Attributable to non-controlling interest, other comprehensive income (loss)		35	115
Net income (loss) attributable to partnership		3	2
Attributable to unitholders, other comprehensive income (loss)		8	39
Disposal of ownership interest, percentage					25.00%
U.S. district energy operation
Disclosure of subsidiaries [line items]
Revenues		74
Attributable to non-controlling interest, net income (loss)		2
Attributable to non-controlling interest, other comprehensive income (loss)		0
Net income (loss) attributable to partnership		0
Attributable to unitholders, other comprehensive income (loss)		0
Disposal of ownership interest, percentage					40.00%
Indian gas transmission operation
Disclosure of subsidiaries [line items]
Revenues		342	268
Attributable to non-controlling interest, net income (loss)		35	(61)
Attributable to non-controlling interest, other comprehensive income (loss)		(17)	(23)
Net income (loss) attributable to partnership		13	(19)
Attributable to unitholders, other comprehensive income (loss)		(5)	(7)
Colombian regulated distribution operation
Disclosure of subsidiaries [line items]
Revenues			6
Attributable to non-controlling interest, net income (loss)			2
Attributable to non-controlling interest, other comprehensive income (loss)			156
Net income (loss) attributable to partnership			0
Attributable to unitholders, other comprehensive income (loss)			(6)
Colombian natural gas distribution operation
Disclosure of subsidiaries [line items]
Revenues			793
Attributable to non-controlling interest, net income (loss)			39
Attributable to non-controlling interest, other comprehensive income (loss)			34
Net income (loss) attributable to partnership			7
Attributable to unitholders, other comprehensive income (loss)			13
Brazilian transmission operation
Disclosure of subsidiaries [line items]
Revenues			40
Attributable to non-controlling interest, net income (loss)			9
Attributable to non-controlling interest, other comprehensive income (loss)			(25)
Net income (loss) attributable to partnership			4
Attributable to unitholders, other comprehensive income (loss)			(11)
Australian export terminal
Disclosure of subsidiaries [line items]
Revenues			297
Attributable to non-controlling interest, net income (loss)			163
Attributable to non-controlling interest, other comprehensive income (loss)			35
Net income (loss) attributable to partnership			54
Attributable to unitholders, other comprehensive income (loss)			16
Disposal of ownership interest, percentage						22.00%
U.K. port operation
Disclosure of subsidiaries [line items]
Revenues			235
Attributable to non-controlling interest, net income (loss)			22
Attributable to non-controlling interest, other comprehensive income (loss)			16
Net income (loss) attributable to partnership			31
Attributable to unitholders, other comprehensive income (loss)			22
Australian port operation
Disclosure of subsidiaries [line items]
Revenues		412	381
Attributable to non-controlling interest, net income (loss)		(16)	(29)
Attributable to non-controlling interest, other comprehensive income (loss)		(18)	40
Net income (loss) attributable to partnership		(6)	(10)
Attributable to unitholders, other comprehensive income (loss)		(6)	14
Chilean toll roads
Disclosure of subsidiaries [line items]
Revenues		138	116
Attributable to non-controlling interest, net income (loss)		(40)	(21)
Attributable to non-controlling interest, other comprehensive income (loss)		53	(21)
Net income (loss) attributable to partnership		(8)	(6)
Attributable to unitholders, other comprehensive income (loss)		13	2
Disposal of ownership interest, percentage				17.00%
U.S. district energy operation
Disclosure of subsidiaries [line items]
Revenues			137
Attributable to non-controlling interest, net income (loss)			(14)
Attributable to non-controlling interest, other comprehensive income (loss)			58
Net income (loss) attributable to partnership			(9)
Attributable to unitholders, other comprehensive income (loss)			38
North American residential infrastructure business
Disclosure of subsidiaries [line items]
Revenues			1,274
Attributable to non-controlling interest, net income (loss)			70
Attributable to non-controlling interest, other comprehensive income (loss)			(32)
Net income (loss) attributable to partnership			29
Attributable to unitholders, other comprehensive income (loss)			(14)
U.K. telecom towers operation
Disclosure of subsidiaries [line items]
Revenues			51
Attributable to non-controlling interest, net income (loss)			(3)
Attributable to non-controlling interest, other comprehensive income (loss)			5
Net income (loss) attributable to partnership			(1)
Attributable to unitholders, other comprehensive income (loss)			2
Indian telecom tower operation
Disclosure of subsidiaries [line items]
Revenues		1,257	360
Attributable to non-controlling interest, net income (loss)		1	5
Attributable to non-controlling interest, other comprehensive income (loss)		(80)	69
Net income (loss) attributable to partnership		0	3
Attributable to unitholders, other comprehensive income (loss)		$ (16)	14
Holding LP
Disclosure of subsidiaries [line items]
Revenues			9
Attributable to non-controlling interest, net income (loss)			(57)
Attributable to non-controlling interest, other comprehensive income (loss)			0
Net income (loss) attributable to partnership			(7)
Attributable to unitholders, other comprehensive income (loss)			$ 250